Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31 2014	December 31 2015
Trading	613	-
Available-for-sale	8,357	-

	8,970	-

Schedule of Available-For-Sale Securities
		Gross	Gross
		unrealized	unrealized
	Amortized cost	holding	holding
		gains	losses	Fair value
As of December 31, 2014
Available-for-sale:
Corporate debentures	7,449	9	(16)	7,442
Governmental debentures	915	8	(8)	915

	8,364	17	(24)	8,357